Retirement and Pension Plans	12 Months Ended
Mar. 31, 2011
Retirement and Pension Plans
Retirement and Pension Plans

8. RETIREMENT AND PENSION PLANS

The parent company and most subsidiaries mainly in Japan have defined benefit pension plans and/or severance indemnity plans covering substantially all of their employees. In the parent company and certain subsidiaries, employees who terminate their employment have the option to receive benefits in the form of a lump-sum payment or annuity payments from defined benefit pension plans. The benefits are mainly calculated based on accumulated "points" under the point-based benefits system. The "points" consist of "service period points" which are attributed to the length of service, "job title points" which are attributed to the job title of each employee, and "performance points" which are attributed to the annual performance evaluation of each employee.

Certain subsidiaries have defined contribution pension plans covering most of their employees.

Funded Status

The following table presents the funded status and the amounts recognized in the consolidated balance sheets:

(¥ in millions)
At March 31:	2011	2010
Funded status:
Benefit obligations	¥165,637	¥168,974
Fair value of plan assets	130,437	129,156

Funded status-net	¥(35,200)	¥(39,818)

Amounts recognized in the consolidated balance sheets:
Accrued retirement and pension costs	¥(35,285)	¥(40,177)
Prepaid expenses for benefit plans, included in other assets	85	359

Amounts recognized in the consolidated balance sheets-net	¥(35,200)	¥(39,818)

The following table presents the amounts recognized in accumulated other comprehensive income, before tax:

(¥ in millions)
At March 31:	2011	2010
Actuarial loss	¥28,344	¥24,192
Prior service benefit	(3,628)	(4,436)

Total recognized in accumulated other comprehensive income, before tax	¥24,716	¥19,756

The following table presents the projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets:

(¥ in millions)
At March 31:	2011	2010
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥163,060	¥166,643
Fair value of plan assets	127,775	126,466

Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥161,322	¥165,148
Fair value of plan assets	126,380	125,074

Benefit Obligations

The following table presents the changes in benefit obligations, the balances of accumulated benefit obligations, and the weighted-average assumptions used in calculating benefit obligation:

(¥ in millions)
	2011	2010
Change in benefit obligations:
Benefit obligations at beginning of year	¥168,974	¥167,277
Service cost	6,117	5,933
Interest cost	3,315	3,646
Actuarial loss (gain)	(831)	3,729
Benefits paid (lump-sum payments)	(7,226)	(7,913)
Benefits paid (annuity payments)	(4,349)	(4,247)
Foreign currency exchange rate changes	(363)	549

Benefit obligations at end of year	¥165,637	¥168,974

Accumulated benefit obligations at March 31	¥164,942	¥168,377

Weighted-average assumptions used in calculating benefit obligation at March 31 *1 :
Discount rate	2.6%	2.4%

*1	The rate of compensation increase is not used in the calculations of benefit obligations under the point-based benefits system.

Plan Assets

The following table presents the changes in plan assets:

(¥ in millions)
For the years ended March 31:	2011	2010
Fair value of plan assets at beginning of year	¥129,156	¥111,006
Actual return on plan assets	(2,694)	13,064
Employer contributions	13,427	13,830
Benefits paid (lump-sum payments)	(4,763)	(5,053)
Benefits paid (annuity payments)	(4,349)	(4,247)
Foreign currency exchange rate changes	(340)	556

Fair value of plan assets at end of year	¥130,437	¥129,156

The Company's policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which the Company considers permissible. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. The Company's target allocation is 38% equity securities, 59% debt securities, and 3% other investment vehicles, mainly consisting of cash and short-term investments and the general accounts of insurance company.

A large portion of the plan assets is managed by trust banks and investment advisors. Those fund managers are bound by the Company's plan asset management guidelines which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management, and are measured against specific benchmarks.

To measure the performance of the plan asset management, the Company establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table presents the fair value of plan assets by category:

(¥ in millions)
at March 31	Level 1	Level 2	Level 3	Total
2011 :
Equity securities:
Financial institutions (Japanese companies)	¥5,318	¥—	¥—	¥5,318
Other industries (Japanese companies)	4,390	—	—	4,390
Pooled funds (Japanese companies) *1	—	19,054	—	19,054
Pooled funds (foreign companies) *1	—	22,639	—	22,639
Debt securities:
Pooled funds (Japanese issuers) *2	—	61,575	—	61,575
Pooled funds (foreign issuers) *3	—	11,766	—	11,766
Cash and short-term investments	1,084	2,168	—	3,252
General accounts of insurance company	—	1,923	—	1,923
Other assets *4	—	204	316	520

Fair value of plan assets	¥10,792	¥119,329	¥316	¥130,437

2010 :
Equity securities:
Financial institutions (Japanese companies)	¥6,805	¥—	¥—	¥6,805
Other industries (Japanese companies)	5,129	—	—	5,129
Pooled funds (Japanese companies) *1	—	20,284	—	20,284
Pooled funds (foreign companies) *1	—	22,764	—	22,764
Debt securities:
Pooled funds (Japanese issuers) *2	—	58,377	—	58,377
Pooled funds (foreign issuers) *3	—	10,998	—	10,998
Cash and short-term investments	1,056	1,509	—	2,565
General accounts of insurance company	—	1,717	—	1,717
Other assets *4	—	205	312	517

Fair value of plan assets	¥12,990	¥115,854	¥312	¥129,156

*1	These funds are invested in listed equity securities.
*2	These funds are invested in approximately 85% Japanese government and municipal bonds, and 15% Japanese corporate bonds.
*3	These funds are invested in foreign government bonds.
*4	This class includes the pooled funds which invest in private equity.

Plan assets are categorized by level based on the inputs used to measure the fair value of each asset.

The equity securities of financial institutions and other industries are valued at the closing price reported on the stock exchange on which the individual securities are traded. Pooled funds and the general accounts of insurance company are typically valued using the net asset value per share ("NAV") provided by the administrator of the fund or insurance company. The NAV is based on the value of the underlying assets owned by the fund or insurance company, minus liabilities and divided by the number of shares or units outstanding. Cash and short-term investments are valued at their cost plus imputed interest. These assets were classified as Level 1 or Level 2, depending on availability of quoted market prices.

The ending balance of, and the change in, the other assets categorized as Level 3 were not material for the year ended March 31, 2011 and 2010.

Net Periodic Benefit Cost

The following table presents the components of the total net periodic benefit cost for the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Net periodic benefit cost:
Service cost	¥6,117	¥5,933	¥5,944
Interest cost	3,315	3,646	3,730
Expected return on plan assets	(2,585)	(2,200)	(2,428)
Amortization of prior service benefit	(808)	(808)	(808)
Amortization of actuarial loss	472	9,611	128

Total	¥6,511	¥16,182	¥6,566

Weighted-average assumptions used in calculating net periodic benefit cost *1 :
Expected return on plan assets	2.5%	2.5%	2.5%
Discount rate	2.4%	2.5%	2.5%

*1	The rate of compensation increase is not used in the calculations of net periodic benefit cost under the point-based benefits system.

The amortization of actuarial loss of ¥9,611million for the year ended March 31, 2010 contained the immediate recognition amount of net actuarial losses in excess of 20% of the projected benefit obligation. This actuarial loss was derived from significant decline in the fair values of plan assets during the years ended March 31, 2009 and March 31, 2008 due to financial crisis.

The expected rate of return on plan assets is determined after considering several applicable factors including the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, the Company's principal policy for plan asset management, and forecasted market conditions.

The following table presents the amounts recognized in other comprehensive income (loss), before tax, and the reclassification adjustments for the loss (benefit) realized in net income, before tax:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Actuarial gain (loss) recognized in other comprehensive income	¥(4,602)	¥7,712	¥(22,897)
Reclassification adjustment for prior service benefit realized in net income	(808)	(808)	(808)
Reclassification adjustment for actuarial loss realized in net income	472	9,611	128

Net recognized in other comprehensive income (loss), before tax	¥(4,938)	¥16,515	¥(23,577)

The following table presents the estimated prior service benefit and actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ending March 31, 2012:

(¥ in millions)
Prior service benefit	¥(808)
Actuarial loss	693

Expected Cash Flows

The Company estimates contributions to its defined benefit pension plans for the year ending March 31, 2012, to be approximately ¥14,100 million.

The following table presents the total expected benefit payments to the participants of the defined benefit pension plans and the severance indemnity plans:

(¥ in millions)
Years ending March 31:
2012	¥11,871
2013	12,069
2014	11,469
2015	11,350
2016	10,961
2017-2021	47,574